Postretirement Plans (Components Of Net Postretirement Benefits Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Postretirement Benefit Plans [Line Items]
Net postretirement expense	$ 167	$ 153	$ 228
Postretirement Plans [Member]
Postretirement Benefit Plans [Line Items]
Service cost	1	1	2
Interest cost	9	11	12
Net amortization	(22)	(21)	(13)
Net postretirement expense	$ (12)	$ (9)	$ 1